Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Main Investments in Common Shares of Associates (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Investment, percentage	37.80%
Investments		$ 510	$ 481
Book value at acquisition date		311	331
Changes in stockholders' equity		$ 199	150
Camcem [member]
Disclosure of associates [line items]
Name of associate		Camcem, S.A. de C.V.
Activity		Cement
Country		Mexico
Investment, percentage		40.10%
Investments		$ 244	229
Concrete Supply Co. LLC [member]
Disclosure of associates [line items]
Name of associate		Concrete Supply Co. LLC
Activity		Concrete
Country		United States
Investment, percentage		40.00%
Investments		$ 81	75
Lehigh White Cement Company [member]
Disclosure of associates [line items]
Name of associate		Lehigh White Cement Company
Activity		Cement
Country		United States
Investment, percentage		36.80%
Investments		$ 62	64
Societe Meridionale de Carrieres [member]
Disclosure of associates [line items]
Name of associate		Société Méridionale de Carrières
Activity		Aggregates
Country		France
Investment, percentage		33.30%
Investments		$ 14	15
Societe d Exploitation de Carrieres [member]
Disclosure of associates [line items]
Name of associate		Société d’Exploitation de Carrières
Activity		Aggregates
Country		France
Investment, percentage		50.00%
Investments		$ 21	17
Other companies [member]
Disclosure of associates [line items]
Name of associate		Other companies
Investments		$ 88	$ 81